Income Taxes - Components of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Current income tax	$ (698,216)	$ (647,937)	$ (533,042)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	20,104	30,041	28,471
Adjustments to current tax from the previous period	7,692	24,030	(1,666)
Other current tax benefit / (expense)	(267)	485	(316)
Current tax expense, net	(670,687)	(593,381)	(506,553)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	228,505	28,259	7,260
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	4,662	54,967	(32,835)
Adjustments to deferred taxes from the previous period	(412)	(8,979)	667
Total deferred tax benefit / (expense)	232,755	74,247	(24,908)
Income tax benefit (expense), continuing operations	$ (437,932)	$ (519,134)	$ (531,461)